Fair Value Measurements - Schedule of assets held in the Trust Account (Detail) - Fair Value, Inputs, Level 1 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Held-To-Maturity	Jul. 01, 2025	Feb. 06, 2025
Money Market Investment [Member]
Schedule of Investments [Line Items]
Amortized Cost	$ 816	$ 2,216
Unrealized Gain (Loss)	0	0
Fair Value	816	2,216
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	302,300,456	296,120,431
Unrealized Gain (Loss)	68,544	13,050
Fair Value	$ 302,369,000	$ 296,133,481